STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - 1.8%
Gentex	145,065		2,999,944
Lear	41,995		5,699,141
			8,699,085
Banks - 3.9%
Comerica	94,060		6,896,479
Popular	129,880		6,770,644
Regions Financial	202,365		2,863,465
Zions Bancorp	53,320		2,421,261
			18,951,849
Capital Goods - 6.7%
Allison Transmission Holdings	149,125		6,698,695
Curtiss-Wright	60,300		6,834,402
Harris	3,475		554,992
Huntington Ingalls Industries	6,205		1,285,676
Ingersoll-Rand	49,970		5,394,261
Pentair	71,590		3,186,471
Spirit AeroSystems Holdings, Cl. A	81,210		7,433,151
Textron	27,120		1,373,899
			32,761,547
Commercial & Professional Services - 1.7%
Copart	125,645	[a,b]	7,612,831
Robert Half International	7,700		501,732
			8,114,563
Consumer Durables & Apparel - 3.1%
Deckers Outdoor	48,750	[b]	7,165,762
Tapestry	35,610		1,156,969
Under Armour, Cl. A	155,320	[b]	3,283,465
Under Armour, Cl. C	173,040	[a,b]	3,265,265
			14,871,461
Consumer Services - .4%
Hilton Worldwide Holdings	23,740		1,973,031
Diversified Financials - 6.5%
Discover Financial Services	120,110		8,547,028
Evercore, Cl. A	20,290		1,846,390
FactSet Research Systems	8,600	[a]	2,135,122
LPL Financial Holdings	99,705		6,944,453
Moody's	9,940		1,800,035
SEI Investments	39,145	[b]	2,045,326

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Diversified Financials - 6.5% (continued)
Synchrony Financial	265,040		8,454,776
			31,773,130
Energy - 3.3%
Continental Resources	61,015	[b]	2,731,642
Helmerich & Payne	119,400		6,633,864
HollyFrontier	137,045		6,752,207
			16,117,713
Food & Staples Retailing - 1.6%
Kroger	309,780		7,620,588
Food, Beverage & Tobacco - .3%
Ingredion	13,640		1,291,572
Health Care Equipment & Services - 5.0%
Amedisys	17,990	[b]	2,217,447
Cerner	21,685	[b]	1,240,599
Edwards Lifesciences	3,920	[b]	750,014
Haemonetics	59,910	[b]	5,240,927
IDEXX Laboratories	36,740	[b]	8,215,064
ResMed	16,955		1,762,811
Varian Medical Systems	33,000	[b]	4,676,760
			24,103,622
Household & Personal Products - 1.3%
Herbalife Nutrition	116,730	[a,b]	6,185,523
Insurance - 5.2%
Brown & Brown	204,890		6,046,304
Kemper	38,370		2,921,492
Lincoln National	30,765		1,805,905
Torchmark	92,795		7,604,550
Unum Group	210,730		7,128,996
			25,507,247
Materials - 5.0%
Allegheny Technologies	246,500	[a,b]	6,303,005
Celanese, Ser. A	48,255		4,758,426
CF Industries Holdings	166,530		6,807,746
Huntsman	74,730		1,680,678
Mosaic	178,820		4,883,574
			24,433,429
Media & Entertainment - 1.8%
AMC Networks, Cl. A	18,180	[a,b]	1,031,897
Sirius XM Holdings	99,060	[a]	561,670
Tribune Media, Cl. A	10,890		502,465
TripAdvisor	129,120	[a,b]	6,643,224
			8,739,256
Pharmaceuticals Biotechnology & Life Sciences - 8.6%
Agilent Technologies	106,150		8,532,337

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.6% (continued)
Bio-Rad Laboratories, Cl. A	2,210	[b]	675,553
Illumina	3,210	[b]	997,315
Jazz Pharmaceuticals	47,770	[b]	6,828,721
Mallinckrodt	135,790	[b]	2,952,075
Mettler-Toledo International	8,875	[b]	6,416,625
Waters	33,465	[b]	8,423,475
Zoetis	71,805		7,228,609
			42,054,710
Real Estate - 6.4%
Apartment Investment & Management, Cl. A	9,900	[c]	497,871
First Industrial Realty Trust	202,500	[c]	7,160,400
Host Hotels & Resorts	339,630	[c]	6,419,007
Lamar Advertising, Cl. A	62,040	[c]	4,917,290
Medical Properties Trust	224,980	[c]	4,164,380
Piedmont Office Realty Trust, Cl. A	19,180	[c]	399,903
Prologis	24,865	[c]	1,789,037
Weingarten Realty Investors	189,340	[c]	5,560,916
			30,908,804
Retailing - 7.5%
American Eagle Outfitters	119,470		2,648,650
Best Buy	115,855		8,232,656
Dick's Sporting Goods	169,795	[a]	6,250,154
Foot Locker	68,680		4,162,008
Kohl's	101,250	[a]	6,962,962
Ross Stores	90,760		8,449,756
			36,706,186
Semiconductors & Semiconductor Equipment - 1.2%
KLA-Tencor	49,490		5,909,601
Software & Services - 14.5%
Broadridge Financial Solutions	70,580		7,318,440
Cadence Design Systems	13,760	[b]	873,898
CDK Global	124,165		7,303,385
Citrix Systems	70,910		7,066,891
DXC Technology	7,600		488,756
Fair Isaac	14,940	[b]	4,058,152
Fidelity National Information Services	52,100		5,892,510
Fiserv	107,960	[a,b]	9,530,709
MAXIMUS	96,955		6,881,866
Paychex	109,745		8,801,549
Red Hat	35,895	[b]	6,558,016
VeriSign	33,020	[b]	5,995,111
			70,769,283

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Technology Hardware & Equipment - 6.9%
CDW		78,125		7,528,906
F5 Networks		44,905	[b]	7,046,942
NetApp		104,285		7,231,122
Xerox		129,310		4,135,334
Zebra Technologies, Cl. A		36,845	[b]	7,720,133
				33,662,437
Transportation - 2.1%
Old Dominion Freight Line		19,930		2,877,693
United Continental Holdings		89,110	[b]	7,109,196
				9,986,889
Utilities - 4.8%
Avangrid		93,160		4,690,606
IDACORP		34,235		3,407,752
NRG Energy		183,220		7,783,186
OGE Energy		174,780	[a]	7,536,514
				23,418,058
Total Common Stocks (cost $412,455,985)				484,559,584
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,901,151)	2.46	1,901,151	[d]	1,901,151

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,128,500)	2.46	2,128,500	[d]	2,128,500
Total Investments (cost $416,485,636)		100.4%		488,589,235
Liabilities, Less Cash and Receivables		(.4%)		(2,023,764)
Net Assets		100.0%		486,565,471

a Security, or portion thereof, on loan. At March 31, 2019, the value of the fund’s securities on loan was $49,450,837 and the value of the collateral held by the fund was $50,147,694, consisting of cash collateral of $2,128,500 and U.S. Government & Agency securities valued at $48,019,194.

b Non-income producing security.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	484,559,584	-	-	484,559,584
Investment Companies	4,029,651	-	-	4,029,651

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the

NOTES

market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2019, accumulated net unrealized appreciation on investments was $72,103,599, consisting of $86,966,443 gross unrealized appreciation and $14,862,844 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.